UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 745 Fifth Avenue
                         New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 9/30/2014

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2014 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 104.2%

Consumer Discretionary – 17.7%
Auto Components - 2.2%
China Zenix Auto International ADR [1]	50,000	$88,500
Drew Industries	85,600	3,611,464
Fuel Systems Solutions [1]	76,000	677,160
Global & Yuasa Battery	39,500	1,684,435
Motorcar Parts of America [1]	53,900	1,466,619
Spartan Motors	55,500	259,185
Standard Motor Products	26,000	895,180

		8,682,543

Automobiles - 0.0%
Winnebago Industries [1]	3,100	67,487

Distributors - 0.7%
Core-Mark Holding Company	25,200	1,336,608
Weyco Group	59,600	1,496,556

		2,833,164

Diversified Consumer Services - 1.5%
American Public Education [1]	55,700	1,503,343
Capella Education	2,700	169,020
Collectors Universe	82,700	1,819,400
Liberty Tax [1]	45,100	1,456,730
Lincoln Educational Services	442,200	1,242,582
Spectrum Group International [1,2]	6	3,180

		6,194,255

Hotels, Restaurants & Leisure - 0.2%
Famous Dave’s of America [1]	10,747	289,309
Monarch Casino & Resort [1]	31,997	381,084

		670,393

Household Durables - 4.2%
Cavco Industries [1]	3,091	210,188
Ethan Allen Interiors [3]	81,600	1,860,480
Flexsteel Industries	156,600	5,282,118
iRobot Corporation [1]	15,000	456,750
Koss Corporation	73,400	148,268
Lifetime Brands	188,494	2,885,843
Skullcandy [1]	78,200	609,178
Skyline Corporation [1]	183,400	757,442
Stanley Furniture [1]	93,468	262,178
Turtle Beach [1,3,4]	139,100	1,064,115
Universal Electronics [1]	67,900	3,352,223

		16,888,783

Internet & Catalog Retail - 1.0%
Blue Nile [1]	59,800	1,707,290
dELiA*s [1]	23,300	6,431
FTD Companies [1]	69,700	2,377,467
Geeknet [1]	1,500	13,950

		4,105,138

Leisure Products - 1.4%
Arctic Cat	41,064	1,429,848
LeapFrog Enterprises Cl. A [1,3]	67,100	401,929
Nautilus [1]	186,100	2,227,617
Smith & Wesson Holding Corporation [1]	152,400	1,438,656

		5,498,050

Media - 1.8%
Rentrak Corporation [1]	65,900	4,015,946
Saga Communications Cl. A	12,100	406,318
Value Line	169,000	2,698,930

		7,121,194

Multiline Retail - 0.2%
Tuesday Morning [1]	47,600	923,678

Specialty Retail - 2.7%
Aeropostale [1]	65,000	213,850
America’s Car-Mart [1,3]	50,200	1,987,418
Cache [1]	340,800	286,954
Destination Maternity	63,700	983,528
Kirkland’s [1]	12,300	198,153
Le Chateau Cl. A [1]	685,000	844,055
Lewis Group	57,000	285,436
Shoe Carnival [3]	41,228	734,271
Stage Stores [3]	25,000	427,750
Stein Mart [3]	178,900	2,066,295
Systemax [1,3]	44,000	548,680
Tandy Leather Factory	44,233	418,002
TravelCenters of America LLC [1]	106,363	1,050,866
West Marine [1]	86,000	774,000

		10,819,258

Textiles, Apparel & Luxury Goods - 1.8%
Crown Crafts	255,759	1,905,405
Culp	44,500	807,675
G-III Apparel Group [1,3]	1,600	132,576
J.G. Boswell Company [2]	2,490	2,631,930
Marimekko	25,300	311,563
Movado Group [3]	44,374	1,467,004

		7,256,153

Total		71,060,096

Consumer Staples – 1.7%
Beverages - 0.1%
Crimson Wine Group [1,2]	58,124	537,647
Food Products - 1.4%
Calavo Growers [3]	1,800	81,252
Farmer Bros. [1]	55,500	1,606,725
John B. Sanfilippo & Son	3,500	113,260
Seneca Foods Cl. A [1]	51,400	1,470,040
Seneca Foods Cl. B [1]	42,500	1,266,500
SunOpta [1]	48,900	590,223
Waterloo Investment Holdings [1,5]	806,207	306,359

		5,434,359

Household Products - 0.0%
Orchids Paper Products	2,000	49,120

Personal Products - 0.2%
Inter Parfums [3]	24,800	682,000

Total		6,703,126

Energy – 2.4%
Energy Equipment & Services - 1.8%
Dawson Geophysical	53,213	967,412
Geospace Technologies [1,3,4]	16,200	569,430
Global Geophysical Services [1,2]	35,000	536
Gulf Island Fabrication	29,116	500,795
Matrix Service [1,3]	12,100	291,852
Newpark Resources [1]	103,300	1,285,052
North American Energy Partners	50,000	322,000
Nuverra Environmental Solutions [1,3,4]	10,000	147,500
Pioneer Energy Services [1,3]	57,500	806,150
Tesco Corporation [3]	58,000	1,151,300
Willbros Group [1]	111,100	925,463

		6,967,490

Oil, Gas & Consumable Fuels - 0.6%
Approach Resources [1,3]	12,000	174,000
Harvest Natural Resources [1]	13,176	48,356
Resolute Energy [1,3,4]	102,100	640,167
Sprott Resource [1]	91,800	227,871
StealthGas [1]	74,500	678,695
VAALCO Energy [1,3]	79,200	673,200

		2,442,289

Total		9,409,779

Financials – 16.8%
Banks - 1.7%
Bank of N.T. Butterfield & Son	438,100	876,200
BCB Holdings [1]	906,207	179,964
Bryn Mawr Bank	25,000	708,250
Chemung Financial	31,000	870,790
Fauquier Bankshares	140,200	2,243,200
First Bancorp (The)	40,200	670,134
First Internet Bancorp	28,500	459,420
Peapack-Gladstone Financial	53,606	938,105

		6,946,063

Capital Markets - 7.8%
ASA Gold and Precious Metals	206,150	2,424,324
Cowen Group [1]	353,900	1,327,125
Diamond Hill Investment Group	31,879	3,922,711
Equity Trustees	42,229	706,196
Fiera Capital Cl. A	78,000	905,397
INTL FCStone [1,3,4]	26,310	455,689
JZ Capital Partners	253,999	1,745,907
Manning & Napier Cl. A	37,000	621,230
Medley Management Cl. A [1]	118,500	1,999,095
MVC Capital [3,4]	387,400	4,168,424
OHA Investment Corporation	187,830	1,160,789
Queen City Investments [2]	948	1,042,800
RHJ International [1]	348,000	1,715,531
Silvercrest Asset Management Group Cl. A	234,700	3,196,614
Sprott	622,200	1,577,792
U.S. Global Investors Cl. A	651,254	2,311,952
Urbana Corporation	237,600	396,725
Westwood Holdings Group [3]	31,600	1,791,404

		31,469,705

Consumer Finance - 1.2%
EZCORP Cl. A [1]	194,400	1,926,504
J.G. Wentworth Company Cl. A [1]	160,000	1,982,400
Regional Management [1]	51,400	922,630

		4,831,534

Diversified Financial Services - 1.4%
Banca Finnat Euramerica	1,310,000	777,495
GAIN Capital Holdings	25,000	159,250
HF2 Financial Management Cl. A [1]	292,160	3,038,464
PICO Holdings [1,3]	45,700	911,715
Warsaw Stock Exchange	52,900	603,854

		5,490,778

Insurance - 2.0%
Hallmark Financial Services [1]	138,000	1,422,780
Independence Holding Company	105,380	1,400,500
National Western Life Insurance Cl. A [3,4]	8,033	1,984,232
State Auto Financial [3]	109,264	2,241,005
United Fire Group [3]	38,603	1,072,005

		8,120,522

Real Estate Investment Trusts (REITs) - 0.4%
BRT Realty Trust [1]	228,681	1,715,108

Real Estate Management & Development - 2.1%
AV Homes [1]	36,400	533,260
Consolidated-Tomoka Land	47,016	2,307,075
Forestar Group [1,3]	53,000	939,160
Griffin Land & Nurseries	47,746	1,370,310
Tejon Ranch [1,3,4]	112,162	3,145,023
Tejon Ranch (Warrants) [1]	16,567	33,300

		8,328,128

Thrifts & Mortgage Finance - 0.2%
Alliance Bancorp, Inc. of Pennsylvania	41,344	656,129

Total		67,557,967

Health Care – 8.1%
Biotechnology - 1.2%
Achillion Pharmaceuticals [1]	2,262	22,575
ARIAD Pharmaceuticals [1]	134,102	724,151
ArQule [1]	70,000	78,400
Celsion Corporation [1]	115,555	342,043
ChemoCentryx [1]	70,000	315,000
Coronado Biosciences [1]	360,000	756,000
Infinity Pharmaceuticals [1]	100,300	1,346,026
Rigel Pharmaceuticals [1]	152,392	295,640
Synthetic Biologics [1]	226,000	402,280
ZIOPHARM Oncology [1,3,4]	210,000	554,400

		4,836,515

Health Care Equipment & Supplies - 4.1%
Allied Healthcare Products [1]	131,772	263,544
AngioDynamics [1,3]	91,163	1,250,756
Atrion Corporation	13,497	4,116,720
Cerus Corporation [1]	40,000	160,400
CryoLife	54,473	537,649
Cynosure Cl. A [1]	6,500	136,500
Derma Sciences [1]	30,000	249,900
DynaVox Cl. A [1,2]	20,000	1,160
Exactech [1]	137,200	3,140,508
Invacare Corporation [3]	131,200	1,549,472
STRATEC Biomedical	14,000	726,582
Symmetry Medical [1]	11,900	120,071
Synergetics USA [1,3]	219,285	747,762
Syneron Medical [1]	69,200	693,384
Trinity Biotech ADR Cl. A	42,200	770,994
Utah Medical Products	42,300	2,062,548

		16,527,950

Health Care Providers & Services - 2.3%
Addus HomeCare [1]	71,400	1,399,440
Bio-Reference Laboratories [1,3]	14,900	418,094
CorVel Corporation [1,3]	40,000	1,362,000
Cross Country Healthcare [1]	277,900	2,581,691
PDI [1]	65,383	156,919
PharMerica Corporation [1,3]	40,000	977,200
Psychemedics Corporation	77,900	1,108,517
U.S. Physical Therapy	33,257	1,176,966

		9,180,827

Health Care Technology - 0.3%
Computer Programs and Systems	13,000	747,370
HealthStream [1]	24,227	581,690

		1,329,060

Life Sciences Tools & Services - 0.2%
Affymetrix [1]	90,000	718,200

Total		32,592,552

Industrials – 24.4%
Aerospace & Defense - 2.0%
Astronics Corporation [1]	6,444	307,250
Astronics Corporation Cl. B [1,2]	765	36,328
Breeze-Eastern Corporation [1]	24,233	250,327
CPI Aerostructures [1]	99,209	977,209
Ducommun [1]	104,200	2,856,122
Innovative Solutions and Support [1]	142,828	744,848
Kratos Defense & Security Solutions [1]	72,324	474,445
SIFCO Industries	45,800	1,378,580
Sparton Corporation [1]	35,700	880,005

		7,905,114

Air Freight & Logistics - 0.1%
Echo Global Logistics [1]	25,200	593,460

Building Products - 3.0%
AAON [3,4]	146,475	2,491,540
American Woodmark [1,3]	51,800	1,909,348
Apogee Enterprises	57,900	2,304,420
Burnham Holdings Cl. A [2]	118,109	2,161,394
Griffon Corporation [3]	36,300	413,457
Insteel Industries	39,000	801,840
Trex Company [1,3,4]	51,400	1,776,898

		11,858,897

Commercial Services & Supplies - 1.4%
CompX International Cl. A	107,500	1,107,250
Heritage-Crystal Clean [1]	208,163	3,093,302
Team [1,3]	35,000	1,326,850

		5,527,402

Construction & Engineering - 3.5%
Ameresco Cl. A [1]	295,700	2,025,545
Integrated Electrical Services [1]	880,178	7,261,468
Layne Christensen [1,3]	82,500	801,075
MYR Group [1,3,4]	107,100	2,578,968
Orbit Garant Drilling [1]	1,512,500	1,553,083

		14,220,139

Electrical Equipment - 1.6%
AZZ	16,494	688,954
Encore Wire [3]	15,000	556,350
Global Power Equipment Group	111,049	1,654,630
Jinpan International	30,843	244,276
LSI Industries	93,012	564,583
Orion Energy Systems [1]	100,000	535,000
Powell Industries	27,600	1,127,736
Preformed Line Products	18,143	957,225
Vicor [1]	30,000	282,000

		6,610,754

Industrial Conglomerates - 0.6%
Raven Industries [3]	93,400	2,278,960

Machinery - 6.2%
Alamo Group	14,200	582,200
CIRCOR International [3]	15,100	1,016,683
Columbus McKinnon	24,350	535,456
Douglas Dynamics	50,000	975,000
Eastern Company (The)	39,750	635,205
Foster (L.B.) Company [3]	59,200	2,719,648
Graham Corporation	100,550	2,890,813
Hurco Companies	57,266	2,156,638
Kadant	27,900	1,089,495
Luxfer Holdings ADR	45,100	778,426
NN	164,300	4,390,096
PMFG [1]	223,245	1,116,225
Standex International [3]	15,700	1,163,998
Sun Hydraulics	19,900	748,041
Tennant Company [3,4]	59,000	3,958,310

		24,756,234

Marine - 0.2%
Clarkson	21,000	800,038

Professional Services - 2.4%
Acacia Research	58,800	910,224
CBIZ [1]	47,000	369,890
Exponent [3]	8,200	581,216
Franklin Covey [1]	100,000	1,959,000
GP Strategies [1]	5,200	149,344
Heidrick & Struggles International	102,468	2,104,693
ICF International [1]	15,700	483,403
Kforce [3]	71,000	1,389,470
Mistras Group [1]	4,100	83,640
Resources Connection	17,200	239,768
RPX Corporation [1]	104,900	1,440,277

		9,710,925

Road & Rail - 1.9%
Contrans Group Cl. A	35,000	468,458
Marten Transport	5,200	92,612
Patriot Transportation Holding [1]	111,681	3,788,220
Universal Truckload Services	134,200	3,254,350

		7,603,640

Trading Companies & Distributors - 1.2%
Aceto Corporation	72,219	1,395,271
Houston Wire & Cable	162,075	1,941,659
Lawson Products [1]	50,269	1,120,496
MFC Industrial	70,000	497,700

		4,955,126

Transportation Infrastructure - 0.3%
Touax	53,197	1,068,329

Total		97,889,018

Information Technology – 20.7%
Communications Equipment - 1.5%
Bel Fuse Cl. A	67,705	1,595,807
CalAmp Corporation [1]	28,800	507,456
Ceragon Networks [1]	29,700	70,686
ClearOne [1]	25,000	210,750
Comtech Telecommunications	21,900	813,585
Extreme Networks [1]	245,000	1,173,550
KVH Industries [1]	8,900	100,748
Oplink Communications	35,251	592,922
PCTEL	44,100	334,719
Sandvine Corporation [1]	22,700	56,144
Sierra Wireless [1]	4,700	125,678
UTStarcom Holdings [1]	110,400	337,824

		5,919,869

Electronic Equipment, Instruments & Components - 7.1%
Agilysys [1]	170,587	2,000,985
Deswell Industries	544,371	1,192,172
DTS [1]	73,900	1,865,975
Identiv [1]	28,100	376,821
Inficon Holding	3,600	1,097,308
LRAD Corporation [1]	401,756	1,088,759
Maxwell Technologies [1]	7,594	66,220
Mercury Systems [1]	10,900	120,009
Mesa Laboratories	52,589	3,038,592
Newport Corporation [1,3,4]	194,523	3,446,948
Orbotech [1]	73,500	1,145,130
PC Connection	71,416	1,533,301
Perceptron	9,000	88,110
Pulse Electronics [1]	251,793	339,921
Richardson Electronics	330,900	3,305,691
Rofin-Sinar Technologies [1]	71,100	1,639,566
Rogers Corporation [1,3,4]	54,200	2,967,992
TTM Technologies [1,3]	139,400	949,314
Vishay Precision Group [1]	154,000	2,300,760

		28,563,574

Internet Software & Services - 3.1%
Frontier Services Group [1]	9,130,000	1,458,006
GTT Communications [1]	232,660	2,770,981
Marchex Cl. B	95,000	394,250
MecklerMedia Corporation [1,2]	75,000	63,757
QuinStreet [1]	218,600	907,190
RealNetworks [1]	225,200	1,565,140
Reis	25,000	589,750
Stamps.com [1]	3,100	98,456
Support.com [1]	860,463	1,858,600
Textura Corporation [1]	66,700	1,760,880
United Online [1]	34,200	374,490
World Energy Solutions [1]	100,000	491,000

		12,332,500

IT Services - 1.8%
Cass Information Systems [3]	29,150	1,206,810
Computer Task Group [3]	139,900	1,552,890
ExlService Holdings [1]	2,800	68,348
Forrester Research [3]	54,900	2,023,614
Hackett Group (The)	145,500	867,180
Higher One Holdings [1]	17,500	43,225
Innodata [1]	402,139	1,226,524
Sykes Enterprises [1]	6,300	125,874

		7,114,465

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries [1,3]	36,200	680,198
Amtech Systems [1]	179,600	1,921,720
Audience [1]	8,700	64,380
Brooks Automation	187,300	1,968,523
CEVA [1]	98,122	1,318,760
Entropic Communications [1]	235,247	625,757
Exar Corporation [1]	233,208	2,087,212
Integrated Silicon Solution	26,967	370,527
IXYS Corporation	18,800	197,400
Kulicke & Soffa Industries [1]	67,900	966,217
MoSys [1]	182,275	441,105
Nanometrics [1]	50,800	767,080
PDF Solutions [1]	6,050	76,290
Photronics [1]	164,800	1,326,640
Rubicon Technology [1,3,4]	76,899	326,821
Rudolph Technologies [1,3]	52,500	475,125
Silicon Image [1]	160,600	809,424
Silicon Motion Technology ADR	18,200	490,308
Ultra Clean Holdings [1]	68,800	615,760
Xcerra Corporation [1]	22,400	219,296

		15,748,543

Software - 2.0%
Actuate Corporation [1]	240,800	939,120
American Software Cl. A	141,496	1,247,995
BSQUARE Corporation [1]	193,875	758,051
Ellie Mae [1]	10,300	335,780
Envivio [1]	470,000	864,800
ePlus [1]	38,599	2,163,474
SeaChange International [1]	274,000	1,907,040

		8,216,260

Technology Hardware, Storage & Peripherals - 1.3%
Avid Technology [1,2]	47,800	482,780
Intevac [1]	262,200	1,748,874
Qumu Corporation [1]	202,200	2,628,600
TransAct Technologies	78,600	529,764

		5,390,018

Total		83,285,229

Materials – 7.4%
Chemicals - 2.7%
Balchem Corporation [3,4]	63,375	3,585,124
Hawkins [3]	29,697	1,067,904
KMG Chemicals	58,300	949,124
Landec Corporation [1]	75,610	926,223
Quaker Chemical	57,500	4,122,175

		10,650,550

Construction Materials - 0.8%
Ash Grove Cement [2]	8,000	1,696,000
Monarch Cement	52,303	1,522,017

		3,218,017

Containers & Packaging - 0.3%
UFP Technologies [1]	50,836	1,117,375

Metals & Mining - 3.6%
AuRico Gold	91,250	318,462
Central Steel & Wire [2]	788	606,760
Comstock Mining [1]	375,000	453,750
Exeter Resource [1]	196,500	117,900
Geodrill [1]	252,300	146,431
Haynes International [3]	48,801	2,244,358
Hecla Mining	44,518	110,405
Horsehead Holding Corporation [1,3]	11,900	196,707
Imdex [1]	633,900	388,508
MAG Silver [1]	74,750	556,887
Major Drilling Group International	336,000	1,980,088
Materion Corporation	50,000	1,533,500
Midway Gold [1]	345,000	358,800
Olympic Steel	103,100	2,120,767
Pretium Resources [1]	120,000	626,814
RTI International Metals [1,3,4]	25,000	616,500
Universal Stainless & Alloy Products [1]	82,300	2,169,428

		14,546,065

Paper & Forest Products - 0.0%
Qunxing Paper Holdings [1,5]	1,500,000	19,318

Total		29,551,325

Utilities – 0.0%
Independent Power & Renewable Electricity Producer - 0.0%
Alterra Power [1]	450,000	122,550

Total		122,550

Miscellaneous[6] – 5.0%
Total		20,033,949

TOTAL COMMON STOCKS
(Cost $350,021,952)		418,205,591

PREFERRED STOCK – 0.3%
Seneca Foods Conv. [1,2]	45,409	1,253,288

(Cost $578,719)		1,253,288

REPURCHASE AGREEMENT – 6.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/14, due 10/1/14,
maturity value $25,716,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.68% due 11/19/18, valued at
$26,232,544)
(Cost $25,716,000)		25,716,000

TOTAL INVESTMENTS – 110.9%
(Cost $376,316,671)		445,174,879

LIABILITIES LESS CASH
AND OTHER ASSETS – (10.9)%		(43,605,129)

NET ASSETS – 100.0%		$401,569,750

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at September 30, 2014. Total market value of pledged securities at September 30, 2014, was $73,039,653.

[4]	At September 30, 2014, a portion of these securities were rehypothecated in connection with the Fund's revolving credit agreement in the aggregate amount of $24,611,436.
[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]	Includes securities first acquired in 2014 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $377,125,751. At September 30, 2014, net unrealized appreciation for all securities was $68,049,128, consisting of aggregate gross unrealized appreciation of $104,215,271 and aggregate gross unrealized depreciation of $36,166,143. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.- traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$408,615,641	$9,264,273	$325,677	$418,205,591
Preferred Stocks	–	1,253,288	–	1,253,288
Cash Equivalents	–	25,716,000	–	25,716,000

For the nine months ended September 30, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Fund recognizes transfers between levels as of the end of the reporting period. At September 30, 2014, securities valued at $64,293 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Level 3 Reconciliation:
	Balance as of 12/31/13	Unrealized Gain (Loss)	Balance as of 9/30/14
Common Stocks	$139,469	$186,208	$325,677

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
As of September 30, 2014, the Fund has outstanding borrowings of $45,000,000 with BNP Paribas Prime Brokerage Inc. (BNPP). During the period ended September 30, 2014, the Fund borrowed an average daily balance of $45,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2014:
	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/13	12/31/13	Purchases	Sales	Gain (Loss)	Income	9/30/14	9/30/14
Integrated Electrical Services [1]	934,200	$5,035,338	$1,038,268	$469,325	$1,174,545	–
		$5,035,338			$1,174,545	–

[1]	Not an Affiliated Company at September 30, 2014.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 24, 2014

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 24, 2014